Share capital - Options outstanding (Details) - Stock options	12 Months Ended
	Dec. 31, 2019 $ / shares shares	Dec. 31, 2019 $ / shares shares
Disclosure of classes of share capital [line items]
Number of options outstanding	12,908,315	12,908,315
Number of options exercisable	5,934,036	5,934,036
Exercise price $ 0.30
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 0.30
Weighted average contractual life	2 years 5 months 12 days
Number of options outstanding	2,045,455	2,045,455
Number of options exercisable	2,045,455	2,045,455
Exercise price $ 0.30
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 0.30
Weighted average contractual life	2 years 7 months 13 days
Number of options outstanding	229,545	229,545
Number of options exercisable	229,545	229,545
Exercise price $ 0.80
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 0.80
Weighted average contractual life	2 years 11 months 9 days
Number of options outstanding	621,013	621,013
Number of options exercisable	621,013	621,013
Exercise price $ 0.80
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 0.80
Weighted average contractual life	3 years 2 months 5 days
Number of options outstanding	12,500	12,500
Number of options exercisable	11,979	11,979
Exercise price $ 2.00
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 2.00
Weighted average contractual life	3 years 5 months 19 days
Number of options outstanding	12,500	12,500
Number of options exercisable	11,197	11,197
Exercise price $ 2.00
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 2.00
Weighted average contractual life	4 years 1 month 17 days
Number of options outstanding	344,576	344,576
Number of options exercisable	323,527	323,527
Exercise price $ 2.00
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 2.00
Weighted average contractual life	4 years 7 months 10 days
Number of options outstanding	50,000	50,000
Number of options exercisable	30,212	30,212
Exercise price $ 9.60 USD
Disclosure of classes of share capital [line items]
Exercise price | $ / shares	$ 9.60
Weighted average contractual life	5 years 7 days
Number of options outstanding	189,892	189,892
Number of options exercisable	109,828	109,828
Exercise price $ 6.18 USD
Disclosure of classes of share capital [line items]
Exercise price | $ / shares	$ 6.18
Weighted average contractual life	5 years 7 months 10 days
Number of options outstanding	175,000	175,000
Number of options exercisable	126,565	126,565
Exercise price $ 1.53 USD
Disclosure of classes of share capital [line items]
Exercise price | $ / shares	$ 1.53
Weighted average contractual life	3 years 10 months 21 days
Number of options outstanding	120,000	120,000
Number of options exercisable	120,000	120,000
Exercise price $ 5.00 USD
Disclosure of classes of share capital [line items]
Exercise price | $ / shares	$ 5.00
Weighted average contractual life	3 years 11 months 1 day
Number of options outstanding	352,834	352,834
Number of options exercisable	352,834	352,834
Exercise price $ 3.40 USD
Disclosure of classes of share capital [line items]
Exercise price | $ / shares	$ 3.40
Weighted average contractual life	6 years 2 months 19 days
Number of options outstanding	1,228,182	1,228,182
Number of options exercisable	1,198,182	1,198,182
Exercise price $ 2.62 USD
Disclosure of classes of share capital [line items]
Exercise price | $ / shares	$ 2.62
Weighted average contractual life	2 years 5 months 23 days
Number of options outstanding	700,000	700,000
Number of options exercisable	0	0
Exercise price $ 2.45 USD
Disclosure of classes of share capital [line items]
Exercise price | $ / shares	$ 2.45
Weighted average contractual life	6 years 7 months 6 days
Number of options outstanding	1,250,000	1,250,000
Number of options exercisable	520,834	520,834
Exercise Price $2.53 USD
Disclosure of classes of share capital [line items]
Exercise price | $ / shares	$ 2.53
Weighted average contractual life	6 years 7 months 10 days
Number of options outstanding	181,818	181,818
Number of options exercisable	54,920	54,920
Exercise Price $1.80 USD
Disclosure of classes of share capital [line items]
Exercise price | $ / shares	$ 1.80
Weighted average contractual life	6 years 9 months 18 days
Number of options outstanding	120,000	120,000
Number of options exercisable	20,000	20,000
Exercise Price $1.91 USD
Disclosure of classes of share capital [line items]
Exercise price | $ / shares	$ 1.91
Weighted average contractual life	6 years 11 months 9 days
Number of options outstanding	5,275,000	5,275,000
Number of options exercisable	157,945	157,945